Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Key Economic Variables	See Table 1.1 for key economic variables used for our loan portfolios.
Table 1.1: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate

Supplemental Cash Flow Information
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.2.
Table 1.2: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2022	2021	2020
Available-for-sale debt securities purchased from securitization of LHFS (1)	$1,506	3,096	21,768
Held-to-maturity debt securities purchased from securitization of LHFS (1)	745	20,265	9,912
Transfers from loans to LHFS	6,586	19,297	19,975
Transfers from available-for-sale debt securities to held-to-maturity debt securities	50,132	55,993	31,815
(1)Predominantly represents agency mortgage-backed securities purchased upon settlement of the sale and securitization of our conforming residential mortgage loans. See Note 16 (Securitizations and Variable Interest Entities) for additional information.